Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities
Net loss for the year		$ (7,517)	$ (6,912)	$ (17,866)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation		83	31	35
Amortization of discount (premium) on marketable debt securities		(17)	19	(2)
Gain on sale of marketable debt securities		12	13	523
Finance expenses related to SEPA	[1]	610
Finance expenses (income)		1	6	(36)
Decrease in short-term deposits		7	(53)
Interest income from loan to associate	[2]	(7)
Stock-based compensation expense		531	892	1,296
Impairment of Associate	[2]	1,145
Change in fair value convertible note			(265)
Changes in operating assets and liabilities:
Decrease (increase) in other receivables		(192)	345	300
Decrease in trade payables		(571)	(681)	(2,311)
Increase (decrease) in other payables		35	468	(440)
Net cash used in operating activities		(5,880)	(6,137)	(18,501)
Cash flow from investing activities
Purchase of property and equipment				(4)
Investment in available for sale securities,		(5,115)	(4,133)	(2,373)
Investment in Convertible note	[2]			(1,500)
Loan to associate	[2]	(250)
Investment in Associate	[2]		(1,500)
Proceeds from sale of available for sale securities,		5,504	8,633	21,440
Proceeds from (investment in) short-term deposits, net		(1,250)	(2,200)
Net cash provided by (used in) investing activities		(1,111)	800	17,563
Cash flow from financing activities
Issuance of ordinary shares in at-the-market offering, net of issuance costs				70
Issuance of ordinary shares in relation to SEPA	[1]	4,386
Issuance of ordinary shares, pre-funded warrants, and warrants net of issuance costs	[3]	4,400	6,185
Net cash provided by financing activities		8,786	6,185	70
Increase (decrease) in cash, cash equivalents and restricted cash		1,795	848	(868)
Cash and cash equivalents and restricted cash at the beginning of the year		2,978	2,130	2,998
Cash, cash equivalents and restricted cash at the end of the year		4,773	2,978	2,130
Supplemental disclosure of cash flow information:
Cash received from interest		503	376	297
Non-cash investing and financing activities:
Conversion of convertible note into investment in associate			$ 1,765

[1]	See also Note 11(A)(5)
[2]	See also Note 7
[3]	See also Note 11(A)(4)